Equity - Adjustments of Additional Paid-in Capital (Detail) $ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 TWD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 TWD ($)	Dec. 31, 2015 TWD ($)
Beginning balance	$ 366,928		$ 369,339	$ 365,712
Partial disposal of interests in subsidiaries	106		83	45
Unclaimed dividend	3
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	0
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	2,552		1,175
Other changes in additional paid-in capital in subsidiaries	0			3
Subsidiary purchased its treasury stock				(492)
Share-based payment transactions of subsidiaries	22		17	36
Ending balance	369,410	$ 12,463	366,928	369,339
Share premium [Member]
Beginning balance	126,045		126,045	126,045
Ending balance	126,045		126,045	126,045
Movements of additional paid-in capital arising from changes in equities of subsidiaries [Member]
Beginning balance	389		0	14
Partial disposal of interests in subsidiaries	1		0	0
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	802		389
Other changes in additional paid-in capital in subsidiaries	0			1
Subsidiary purchased its treasury stock				(15)
Share-based payment transactions of subsidiaries	2		0
Treasury stock transfer of subsidiaries	27
Ending balance	1,221		389	0
Difference between consideration received and carrying amount of the subsidiaries' net assets upon disposal [Member]
Beginning balance	85		27	0
Partial disposal of interests in subsidiaries	76		58	27
Ending balance	161		85	27
Donated capital [Member]
Beginning balance	13		13	13
Unclaimed dividend	3
Ending balance	16		13	13
Stockholders' contribution due to privatization [Member]
Beginning balance	20,648		20,648	20,648
Ending balance	20,648		20,648	20,648
Additional paid-in capital [Member]
Beginning balance	147,180		146,733	146,720
Partial disposal of interests in subsidiaries	77		58	27
Unclaimed dividend	3
Change in additional paid-in capital from investments in associates and joint ventures accounted for using equity method	0
Change in additional paid-in capital for not participating in the capital increase of a subsidiary	802		389
Other changes in additional paid-in capital in subsidiaries	0			1
Subsidiary purchased its treasury stock				(15)
Share-based payment transactions of subsidiaries	2		0	0
Treasury stock transfer of subsidiaries	27
Ending balance	$ 148,091	$ 4,996	$ 147,180	$ 146,733